Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Borrowings
Note 6. Borrowings

Federal funds purchased and repurchase agreements. The Company has unsecured lines of credit with SunTrust Bank, Community Bankers Bank and Pacific Coast Bankers Bank for the purchase of federal funds in the amount of $20.0 million, $15.0 million and $5.0 million, respectively. These lines of credit have a variable rate based on the lending bank’s daily federal funds sold rate and are due on demand. Repurchase agreements are secured transactions and generally mature the day following the day sold. Customer repurchases are standard transactions that involve a Bank customer instead of a wholesale bank or broker. The Company offers this product as an accommodation to larger retail and commercial customers that request safety for their funds beyond the Federal Deposit Insurance Corporation (“FDIC”) deposit insurance limits. The Company does not use or have any open repurchase agreements with broker-dealers.

The tables below present selected information on federal funds purchased and repurchase agreements during the six months ended June 30, 2014 and the year ended December 31, 2013:

Federal funds purchased	June 30,	December 31,
(dollars in thousands)	2014	2013
Balance outstanding at period end	$-	$-
Maximum balance at any month end during the period	$5	$-
Average balance for the period	$140	$14
Weighted average rate for the period	0.72%	0.79%
Weighted average rate at period end	0.00%	0.00%

Repurchase agreements	June 30,	December 31,
(dollars in thousands)	2014	2013
Balance outstanding at period end	$3,482	$3,009
Maximum balance at any month end during the period	$3,482	$3,770
Average balance for the period	$3,189	$3,475
Weighted average rate for the period	0.59%	0.60%
Weighted average rate at period end	0.59%	0.60%

Short-term borrowings. Short-term borrowings consist of advances from the FHLB, which are secured by a blanket floating lien on all qualifying closed-end and revolving open-end loans that are secured by 1-4 family residential properties. Short-term advances from the FHLB at June 30, 2014 consisted of $1.2 million using a daily rate credit, which was due on demand, and $75.6 million in fixed rate one month advances. Short-term advances from the FHLB at December 31, 2013 consisted of $18.9 million using a daily rate credit, which was due on demand, and a $23.0 million fixed rate one month advance.

The table below presents selected information on short-term borrowings during the six months ended June 30, 2014 and the year ended December 31, 2013:

Short-term borrowings	June 30,	December 31,
(dollars in thousands)	2014	2013
Balance outstanding at period end	$76,760	$41,940
Maximum balance at any month end during the period	$76,760	$62,124
Average balance for the period	$70,754	$16,963
Weighted average rate for the period	0.20%	0.22%
Weighted average rate at period end	0.21%	0.23%

Long-term borrowings. Long-term borrowings consist of advances from the FHLB, which are secured by a blanket floating lien on all qualifying closed-end and revolving open-end loans that are secured by 1-4 family residential properties. During August 2013, the Company restructured its FHLB advances with the prepayment of $107.5 million in higher rate long-term advances. The long-term advances that were extinguished were fixed rate advances with a weighted average remaining maturity of 3.5 years and a current weighted average interest rate of 4.14%; $94.0 million of the prepaid FHLB advances were callable quarterly by the FHLB. The prepayment of the FHLB advances triggered a prepayment penalty of $11.5 million, or $0.67 per fully diluted share at September 30, 2013, all of which was recognized in the third quarter of 2013. The Company also paid off the remaining $10.0 million higher rate long-term FHLB advance at maturity during September 2013. The $107.5 million convertible advances had fixed rates of interest unless the FHLB would have exercised its option to convert the interest on these advances from fixed rate to variable rate. At June 30, 2014 and December 31, 2013, the Company had no long-term FHLB advances outstanding.

The Company’s line of credit with the FHLB can equal up to 25% of the Company’s gross assets or approximately $264.5 million at June 30, 2014. This line of credit totaled $212.0 million with approximately $121.7 million available at June 30, 2014. As of June 30, 2014 and December 31, 2013, loans with a carrying value of $305.9 million and $285.6 million, respectively, are pledged to the FHLB as collateral for borrowings. Additional loans are available that can be pledged as collateral for future borrowings from the FHLB above the current lendable collateral value. Short-term borrowings outstanding under the FHLB line of credit were $76.8 million and $41.9 million as of June 30, 2014 and December 31, 2013, respectively.

Note 7. Borrowings

Federal funds purchased and repurchase agreements.  The Company has unsecured lines of credit with SunTrust Bank, Community Bankers Bank and Pacific Coast Bankers Bank for the purchase of federal funds in the amount of $20.0 million, $15.0 million and $5.0 million, respectively. These lines of credit have a variable rate based on the lending bank’s daily federal funds sold rate and are due on demand. Repurchase agreements are secured transactions and generally mature the day following the day sold. Customer repurchases are standard transactions that involve a Bank customer instead of a wholesale bank or broker. The Company offers this product as an accommodation to larger retail and commercial customers that request safety for their funds beyond the FDIC deposit insurance limits. The Company does not use or have any open repurchase agreements with broker-dealers.

The tables below present selected information on federal funds purchased and repurchase agreements:

Federal funds purchased (dollars in thousands)	December 31, 2013	December 31, 2012
Balance outstanding at year end	$—	$—
Maximum balance at any month end during the year	$—	$2
Average balance for the year	$14	$163
Weighted average rate for the year	0.79%	0.75%
Weighted average rate at year end	0.00%	0.00%

Repurchase agreements (dollars in thousands)	December 31, 2013	December 31, 2012
Balance outstanding at year end	$3,009	$2,942
Maximum balance at any month end during the year	$3,770	$6,292
Average balance for the year	$3,475	$3,486
Weighted average rate for the year	0.60%	0.89%
Weighted average rate at year end	0.60%	0.60%

Short-term borrowings.  Short-term borrowings consist of advances from the FHLB, which are secured by a blanket floating lien on all qualifying closed-end and revolving open-end loans that are secured by 1-4 family residential properties. Short-term advances from the FHLB at December 31, 2013 consisted of $18.9 million using a daily rate credit, which is due on demand, and a $23.0 million fixed rate one month advance. There were no short-term advances outstanding with the FHLB at December 31, 2012.

The table below presents selected information on short-term borrowings:

Short-term borrowings (dollars in thousands)	December 31, 2013	December 31, 2012
Balance outstanding at year end	$41,940	$—
Maximum balance at any month end during the year	$62,124	$—
Average balance for the year	$16,963	$318
Weighted average rate for the year	0.22%	0.31%
Weighted average rate at year end	0.23%	0.00%

Long-term borrowings.  Long-term borrowings consist of advances from the FHLB, which are secured by a blanket floating lien on all qualifying closed-end and revolving open-end loans that are secured by 1-4 family residential properties. During August 2013, the Company restructured its FHLB advances with the prepayment of $107.5 million in higher rate long-term advances. The long-term advances that were extinguished were fixed rate advances with a weighted average remaining maturity of 3.5 years and a current weighted average interest rate of 4.14%; $94.0 million of the prepaid FHLB advances were callable quarterly by the FHLB. The prepayment of the FHLB advances triggered a prepayment penalty of $11.5 million, or $0.67 per fully diluted share at September 30, 2013, all of which was recognized in the third quarter of 2013. The Company also paid off the remaining $10.0 million higher rate long-term FHLB advance at maturity during September 2013. At December 31, 2013, the Company had no long-term FHLB advances outstanding. Long-term advances from the FHLB at December 31, 2012 consisted of $107.5 million in convertible advances and a $10.0 million fixed rate hybrid advance. The convertible advances had fixed rates of interest unless the FHLB would have exercised its option to convert the interest on these advances from fixed rate to variable rate.

The Company’s line of credit with the FHLB can equal up to 25% of the Company’s gross assets or approximately $256.9 million at December 31, 2013. This line of credit totaled $175.7 million with approximately $120.4 million available at December 31, 2013. As of December 31, 2013 and 2012, loans with a carrying value of $285.6 million and $297.7 million, respectively, are pledged to the FHLB as collateral for borrowings. Additional loans are available that can be pledged as collateral for future borrowings from the FHLB above the current lendable collateral value. Combined short-term and long-term borrowings outstanding under the FHLB line of credit were $41.9 million and $117.5 million as of December 31, 2013 and 2012, respectively.